Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2019
Banking And Thrift [Abstract]
Interest-Bearing Deposits

NOTE 7 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 were as follows:

(Dollars in thousands)	2019	2018
Demand	$161,838	$120,424
Savings	196,367	183,712
Time deposits:
In excess of $250,000	23,034	17,951
Other	104,527	98,540
Total interest-bearing deposits	$485,766	$420,627

At December 31, 2019, stated maturities of time deposits were as follows:

(Dollars in thousands)
2020	$63,354
2021	40,334
2022	16,958
2023	5,983
2024	932
Total	$127,561